YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  Dreyfus International Growth Fund recorded a return of -12.96% for the six-month period ended November 30, 1998.* This compares unfavorably with the total return of 0.34% for the Morgan Stanley Capital International, Europe, Australasia, Far East (EAFE((reg.tm))) Index for the same period.**

  There are two major reasons for the difficult half year your Fund has experienced. Both have to do with the turbulent world market conditions of August and September, 1998. First, in an effort to protect assets during the period of turmoil, your Fund's currency exposure was completely hedged. As you may recall, Dreyfus International Growth Fund' s current policy is to hedge currency exposure when, in my view, the U.S. Dollar has the potential to rise by more than 10% against a given currency over a period of twelve to eighteen months. This is a practical consideration since, in an international fund, most of the stocks owned are denominated in foreign currency. Typically, when the dollar rises, the value of the foreign currency, and thus the stock, falls. Hedging seeks to offset this and is intended to be a defensive strategy. This did not prove to be the case during the recent market turmoil. Even as investors around the world rushed to invest in "safe haven" assets such as U.S. government bonds, there proved not to be a coincident rush into dollars, as I had expected, but a sell-off of the U.S. currency. Thus, the Fund's hedging strategy resulted in losses in the August and September portion of the half year just ended.

  The second major reason for the Fund's underperformance was its substantial position in European financial stocks. The reader may recall financial stocks around the world performed very poorly in August and September as the emerging market crisis spread to Russia and a large U.S.-based investment fund required financial support from its banks. Although most of the banks and insurance companies held by your Fund were primarily involved in local European markets, their stock prices declined as sharply as those of the large international banks and more than many other non-financial stocks. A few examples of Dreyfus
International Growth Fund holdings that sustained such losses are the local Finnish insurer Sampo Insurance, Dutch insurer ING Groep and Schweizerische Lebensversicherungs-und Rettenanstalt. Prices of these issues have recovered somewhat from their lows.

  Beyond the difficulties described above, shares of a number of growth companies held by your Fund performed quite well over the period. Two of these, Colt Telecom and Olivetti, are entrants in the newly deregulated European telecom market. As a result of very high levels of customer and revenue growth and the prospect of high future profitability, Olivetti rose 83% and Colt 61%. Other strong performers for the half year ending November 30, 1998, were the German retailer Douglas Holding, up 22%, Dutch baby food producer Koninklijke Numico, up 23%, and Japanese disk drive equipment maker Nidec, which more than doubled.

CURRENT STRATEGY

  Looking across world markets through the filter of our six screens - growth, valuation, interest rates, liquidity, currency, and technical analysis - is not an easy task in a world undergoing so much change. But let's take a moment and survey the big picture before honing in on specific opportunities in each region.

  I currently anticipate that economic growth should be slow in 1999. The full effect of the difficulties that began in Asian emerging markets in the summer and fall of 1997 is hitting the developed economies in Europe and the U.S. now, even while it is causing deeper problems for the already troubled Japanese economy. The Dreyfus International Growth Fund research team currently estimates that the strongest growth in both GDP and earnings will be in Continental Europe. Global stock valuations had been rather stretched in the summer of 1998 but have become much more attractive following the sharp market correction of August and September. Currently, stocks in Continental Europe are trading at an average of nineteen times estimated 1999 earnings. Japanese stocks, while not cheap based on projected earnings, exhibit attractive valuations in the areas of price/book, price/sales and price/cash flow. Many emerging markets equities are also cheap. Perhaps the best piece of news coming out of our six-factor analysis at the moment is the likelihood of a broad decline in interest rates. The
Dreyfus International Growth Fund research team expects interest rates to decline in both Continental Europe and the U.K. in 1999 and to remain low in the rest of the world.

  In my view, Continental Europe continues to look like an attractive place for investment. In addition to a relatively favorable outlook for growth, valuation and interest rates, I believe that three additional positive factors are worth mentioning. First, Continental companies continue to restructure and move toward the investment perspective of the shareholders. Second, private pension systems
and   equity-oriented  savings  plans  are  beginning  to  find  favor.  Third,
Continental European governments have the financial resources to spur growth with fiscal policy should they decide this is necessary. Where specific stocks are concerned, the Dreyfus International Growth Fund investment team continues to look for attractive growth at a reasonable price among many of the regional banks and insurance companies on the Continent. Many of these are in the process of restructuring. Among your Fund's core holdings in this area are Instituto Bancario San Paolo di Torino of Italy, Skandia Forsakrings Insurance of Sweden and Schweizerische Lebensversicherungs-und Rettenanstalt. As mentioned in the first portion of this letter, the newly deregulated telecom services business was a profitable investment area for your Fund in 1998. I currently anticipate that it should continue to be an area of focused investment in 1999

  Although I think that overall prospects for the U.K. are less buoyant than those of the Continent, the Fund holds a number of U.K. stocks that I believe have attractive growth prospects and valuations. Perhaps most interesting among these is British Sky Broadcasting Group, one of the pioneers in the digital television broadcasting industry in the country. Overall, however, your Fund remains underweight in the U.K. market compared to that market's weight in the
EAFE    Index.

  Dreyfus International Growth Fund remains underweight in the Japanese market as well. I believe calendar 1999 could be another year of declining GDP and earnings in that market. Although, as I mentioned earlier, stocks appear cheap on some measures in Japan, investor enthusiasm has been restrained by ongoing questions not only about growth but also about the commitment of the Japanese government and companies to reform. On the government level, deregulation of the economy and reform of the banking system remain a stop-and-go process. Some deregulatory steps have been taken in industries such as retailing but much more needs to be done. In the bank sector, the government is moving to inject new capital into the banks but, sadly, not to reform the practices under which loans are made and bad loans are recognized and provided for on the balance sheet. Some private companies are beginning to restructure and recognize shareholders as the true owners of the company but this is a small minority at present.

  In my previous letter to shareholders I remarked that, "I remain cautious on emerging markets." I believe one can be a bit more sanguine today, but not bullish. Economic growth is not, in my view, going to return to the Asian emerging markets in 1999. These markets may become targets for investment in your Fund during 1999, however, as visibility on renewed economic growth in the year 2000 improves. I think that the picture in Latin America is more positive. The Dreyfus International Growth Fund research team believes that Latin markets have been unfairly painted with the "Asian emerging market" brush. Interest rates have risen to very high levels to protect against capital outflows. Economic growth is set to slow in the next few months as a result. But far-reaching reforms are being enacted and implemented in the region's largest nation, Brazil, that we believe should substantially relieve investor concerns. As a result, your Fund has made new investments in both Brazil and Mexico near the end of the half year. These large liquid stocks, valued at price-to-earnings ratios of six to nine, represent some of the cheapest stocks in the world in our view. As reforms take hold, valuations of these Latin stocks may rise to be more in line with those seen in the rest of the world.

  As manager of Dreyfus International Growth Fund, I look forward to communicating with you again in 1999 in the annual shareholder letter.

               Sincerely,


               [Signature logo Ron Chapman]


               Ron Chapman

               Portfolio Manager

December 18, 1998

New York, N.Y.


* Total return includes reinvestment of dividends and any capital gains paid.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm) )) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. The return indicated includes net dividends reinvested. The Index is the property of Morgan Stanley & Co., Incorporated.

DREYFUS INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS  NOVEMBER 30, 1998 (UNAUDITED)

Common Stocks--93.5%                                                                            Shares                   Value

-------------------------------------------------------------------------------             -------------           -------------
             Brazil--3.8%  Compania de Saneamento Basico do Estado

                              de Sao Paolo . . . . . . . . . . . . . . . . . . . .                 9,000             $    988,764

                           Embratel Participacoes, ADR . . . . . . . . . . . . . .                10,600                  169,600

                           Tele Celular Sul Participacoes, ADR . . . . . . . . . .                 1,060                   24,115

                           Tele Centro Oeste Celular Participacoes, ADR  . . . . .                 3,533                   16,783

                           Tele Centro Sul Participacoes, ADR  . . . . . . . . . .                11,720                  668,773

                           Tele Leste Celular Participacoes, ADR . . . . . . . . .                   212                    8,864

                           Tele Nordeste Celular Participacoes, ADR  . . . . . . .                   530                   13,879

                           Tele Norte Celular Participacoes, ADR . . . . . . . . .                   212                    8,679

                           Tele Norte Leste Participacoes, ADR . . . . . . . . . .                10,600                  180,200

                           Tele Sudeste Celular Participacoes, ADR . . . . . . . .                 2,120                   57,240

                           Telecomunicoaes Brasileiras, ADR  . . . . . . . . . . .                10,600                    1,822

                           Telemig Celular Participacoes, ADR  . . . . . . . . . .                   530                   16,364

                           Telesp Celular Participacoes, ADR . . . . . . . . . . .                 4,240                  111,300

                                                                                                                     ____________

                                                                                                                        2,266,383

                                                                                                                     ____________

              Canada--.2%  Canadian Conquest Exploration . . . . . . . . . . . . .               275,000  (a)             134,540

                                                                                                                     ____________

            Finland--1.0%  Sampo Insurance . . . . . . . . . . . . . . . . . . . .                18,000                  618,221

                                                                                                                     ____________

             France--8.4%  Accor . . . . . . . . . . . . . . . . . . . . . . . . .                 3,000                  660,235

                           Alcatel . . . . . . . . . . . . . . . . . . . . . . . .                 8,000                1,059,192

                           Axa . . . . . . . . . . . . . . . . . . . . . . . . . .                 8,000                1,035,248

                           Pathe . . . . . . . . . . . . . . . . . . . . . . . . .                 4,000                  845,100

                           Suez Lyonnaise des Eaux . . . . . . . . . . . . . . . .                 3,400                  672,242

                           Vivendi . . . . . . . . . . . . . . . . . . . . . . . .                 3,300                  747,174

                           Vivendi (Warrants)  . . . . . . . . . . . . . . . . . .                 7,500  (a)              15,185

                                                                                                                     ____________

                                                                                                                        5,034,376

                                                                                                                     ____________

            Germany--8.8%  Douglas Holding . . . . . . . . . . . . . . . . . . . .                14,650                  916,273

                           Hoechst . . . . . . . . . . . . . . . . . . . . . . . .                36,000                1,546,377

                           Linde   . . . . . . . . . . . . . . . . . . . . . . . .                 1,100                  624,381

                           Mannesmann  . . . . . . . . . . . . . . . . . . . . . .                 8,000                  866,179

                           Muenchener Rueckverisicherungs-Gesellschaft . . . . . .                 1,700                  782,393

                           Viag  . . . . . . . . . . . . . . . . . . . . . . . . .                   850                  524,103

                                                                                                                     ____________

                                                                                                                        5,259,706

                                                                                                                     ____________

            Ireland--6.1%  Bank of Ireland . . . . . . . . . . . . . . . . . . . .                93,000                1,911,336

                           Jurys Hotel Group . . . . . . . . . . . . . . . . . . .               145,000                1,117,515

                           Ryanair, ADS  . . . . . . . . . . . . . . . . . . . . .                23,000  (a)             626,750

                                                                                                                     ____________

                                                                                                                        3,655,601

                                                                                                                     ____________

             Italy--10.4%  Banca Nazionale del Lavoro  . . . . . . . . . . . . . .               250,000  (a)             700,745

                           Banca Popolare Di Brescia . . . . . . . . . . . . . . .                30,000                  680,745

                           ENI . . . . . . . . . . . . . . . . . . . . . . . . . .               110,000                  681,705

                           Instituto Bancario San Paolo di Torino  . . . . . . . .                85,000                1,392,987

                           Instituto Nazionale delle Assicurazioni . . . . . . . .               275,000                  725,246

                           Olivetti  . . . . . . . . . . . . . . . . . . . . . . .               450,000  (a)           1,182,474

                           Telecom Italia  . . . . . . . . . . . . . . . . . . . .                90,000                  729,389

                           Unione Immobiliare  . . . . . . . . . . . . . . . . . .               275,000  (a)             137,785

                                                                                                                     ____________

                                                                                                                        6,231,076

                                                                                                                     ____________

DREYFUS INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED) NOVEMBER 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                       Shares                  Value

-------------------------------------------------------------------------------             -------------           -------------

             Japan--13.3%  Daikin Industries . . . . . . . . . . . . . . . . . . .                42,000             $    368,167

                           East Japan Railway  . . . . . . . . . . . . . . . . . .                    48                  278,560

                           Fujikura  . . . . . . . . . . . . . . . . . . . . . . .                60,000                  334,564

                           Hitachi . . . . . . . . . . . . . . . . . . . . . . . .                46,000                  276,661

                           Honda Motor . . . . . . . . . . . . . . . . . . . . . .                20,000                  717,503

                           Hosiden . . . . . . . . . . . . . . . . . . . . . . . .                20,000                  346,577

                           Kao . . . . . . . . . . . . . . . . . . . . . . . . . .                30,000                  567,347

                           Mitsubishi Estate . . . . . . . . . . . . . . . . . . .                60,000                  572,704

                           Mitsui Chemicals  . . . . . . . . . . . . . . . . . . .               120,000                  409,074

                           NTT Mobile Communications Network . . . . . . . . . . .                    11                  419,626

                           Nidec . . . . . . . . . . . . . . . . . . . . . . . . .                 4,000                  446,411

                           Nintendo  . . . . . . . . . . . . . . . . . . . . . . .                 5,000                  463,049

                           Ryohin Keikaku  . . . . . . . . . . . . . . . . . . . .                 3,500                  397,711

                           SHIMANO . . . . . . . . . . . . . . . . . . . . . . . .                18,000                  470,436

                           Sekisui House . . . . . . . . . . . . . . . . . . . . .                30,000                  291,709

                           Sumitomo Trust & Banking Co.  . . . . . . . . . . . . .               293,000                  917,966

                           TDK . . . . . . . . . . . . . . . . . . . . . . . . . .                 8,000                  662,960

                                                                                                                     ____________

                                                                                                                        7,941,025

                                                                                                                     ____________

             Mexico--4.6%  Grupo Televisa, GDS . . . . . . . . . . . . . . . . . .                63,700  (a)           1,620,369

                           Telefonos de Mexico, ADR  . . . . . . . . . . . . . . .                24,400                1,136,125

                                                                                                                     ____________

                                                                                                                        2,756,494

                                                                                                                     ____________

        Netherlands--5.0%  ING Groep . . . . . . . . . . . . . . . . . . . . . . .                12,000                  687,778

                           Koninklijke Numico  . . . . . . . . . . . . . . . . . .                23,000                  993,196

                           Koninklijke (Royal) Philips Electronics . . . . . . . .                12,000                  760,010

                           Koninklijke (Royal) Philips Electronics, ADR  . . . . .                 9,000                  569,813

                                                                                                                     ____________

                                                                                                                        3,010,797

                                                                                                                     ____________

             Norway--2.0%  Merkantildata . . . . . . . . . . . . . . . . . . . . .               110,000                1,189,030

                                                                                                                     ____________

           Portugal--1.8%  Banco Commercial Portugues  . . . . . . . . . . . . . .                25,000                  762,995

                           Portugal Telecom  . . . . . . . . . . . . . . . . . . .                 7,000                  304,553

                                                                                                                     ____________

                                                                                                                        1,067,548

                                                                                                                     ____________

       South Africa--1.3%  Liberty Life Association of Africa  . . . . . . . . . .                15,000                  256,489

                           Primedia  . . . . . . . . . . . . . . . . . . . . . . .                45,000                  125,740

                           Primedia (Rights) . . . . . . . . . . . . . . . . . . .                 4,727  (a)                 125

                           Real Africa Holdings  . . . . . . . . . . . . . . . . .               128,606  (a)             378,565

                                                                                                                     ____________

                                                                                                                          760,919

                                                                                                                     ____________

             Spain--10.3%  Adolfo Dominquez  . . . . . . . . . . . . . . . . . . .                13,000  (a)             291,947

                           Aldeasa . . . . . . . . . . . . . . . . . . . . . . . .                16,000                  594,238

                           Banco Santander . . . . . . . . . . . . . . . . . . . .                75,000                1,535,925

                           Centros Commerciales Pryca  . . . . . . . . . . . . . .                25,000                  597,883

                           Dogi  . . . . . . . . . . . . . . . . . . . . . . . . .                30,000  (a)             505,033

                           Repsol  . . . . . . . . . . . . . . . . . . . . . . . .                13,000                  738,216

                           Telefonica  . . . . . . . . . . . . . . . . . . . . . .                40,000                1,882,680

                                                                                                                     ____________

                                                                                                                        6,145,922

                                                                                                                     ____________

DREYFUS INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED) NOVEMBER 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                       Shares                  Value

-------------------------------------------------------------------------------             -------------           -------------

             Sweden--4.4%  Fastighets AB Balder  . . . . . . . . . . . . . . . . .                 3,000  (a)      $       28,340

                           Electrolux, Cl. B . . . . . . . . . . . . . . . . . . .                46,250                  703,594

                           Netcom, Cl. B . . . . . . . . . . . . . . . . . . . . .                18,000  (a)             693,412

                           Skandia Forsakrings . . . . . . . . . . . . . . . . . .                45,000                  637,652

                           Svenska Handelsbanken, Cl. A  . . . . . . . . . . . . .                15,000                  603,607

                                                                                                                     ____________

                                                                                                                        2,666,605

                                                                                                                     ____________

        Switzerland--2.9%  Nestle  . . . . . . . . . . . . . . . . . . . . . . . .                   250                  519,937

                           Schweizerische Lebensverisicherungs-und Retenanstalt  .                   875                  612,450

                           UBS . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,025                  609,940

                                                                                                                     ____________

                                                                                                                        1,742,327

                                                                                                                     ____________

     United Kingdom--8.2%  British Petroleum . . . . . . . . . . . . . . . . . . .                65,000                1,013,758

                           British Sky Broadcasting Group  . . . . . . . . . . . .               120,000                  992,220

                           Colt Telecom  . . . . . . . . . . . . . . . . . . . . .                95,000  (a)           1,241,761

                           Diageo  . . . . . . . . . . . . . . . . . . . . . . . .                62,208                  697,116

                           Granada . . . . . . . . . . . . . . . . . . . . . . . .                20,000                  312,256

                           Vodafone  . . . . . . . . . . . . . . . . . . . . . . .                45,000                  664,699

                                                                                                                     ____________

                                                                                                                        4,921,810

                                                                                                                     ____________

      United States--1.0%  Exxon . . . . . . . . . . . . . . . . . . . . . . . . .                 8,300                  623,019

                                                                                                                     ____________

                           TOTAL COMMON STOCKS
                              (cost $51,058,142) . . . . . . . . . . . . . . . . .                                    $56,025,399

                                                                                                                     ============


Preferred Stocks--5.5%

--------------------------------------------------------------------------------

                  Brazil:  Companhia Energetica de Minas Gerais  . . . . . . . . .                50,251              $ 1,271,452

                           Telecomunicacoes de Sao Paulo . . . . . . . . . . . . .                12,000                2,037,453

                                                                                                                     ____________

                           TOTAL PREFERRED STOCKS
                              (cost $3,486,718)  . . . . . . . . . . . . . . . . .                                    $ 3,308,905

                                                                                                                     ============

TOTAL INVESTMENTS (cost $54,544,860) . . . . . . . . . . . . . . . . . . . . . . .                 99.0%              $59,334,304

                                                                                                   ======            ============


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  1.0%              $   583,352

                                                                                                   ======            ============

NET ASSETS . . . . . . . .   . . . . . . . . . . . . . . . . . . . . . . . . . . .                100.0%              $59,917,656

                                                                                                   ======            ============

Notes to Statement of Investments:
---------------------------------------------------------------------------------------------------------------------------------

(a)  Non-income producing.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES             NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                    Cost               Value

                                                                                                 ____________      ____________

ASSETS:                    Investments in securities--See Statement of Investments . . . .        $54,544,860       $59,334,304

                           Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,137,368

                           Receivable for investment securities sold . . . . . . . . . . .                            2,275,796

                           Net unrealized appreciation on forward currency
                              exchange contracts--Note 4(a)  . . . . . . . . . . . . . . .                              826,765

                           Dividends receivable  . . . . . . . . . . . . . . . . . . . . .                              245,847

                           Receivable for shares of Common Stock subscribed  . . . . . . .                               22,358

                           Prepaid expenses  . . . . . . . . . . . . . . . . . . . . . . .                                9,236

                                                                                                                   ____________

                                                                                                                     63,851,674

                                                                                                                   ____________

LIABILITIES:               Due to The Dreyfus Corporation and affiliates . . . . . . . . .                               43,582

                           Due to Distributor  . . . . . . . . . . . . . . . . . . . . . .                               36,582

                           Payable for investment securities purchased . . . . . . . . . .                            3,759,524

                           Payable for shares of Common Stock redeemed . . . . . . . . . .                                7,733

                           Accrued expenses  . . . . . . . . . . . . . . . . . . . . . . .                               86,597

                                                                                                                   ____________

                                                                                                                      3,934,018

                                                                                                                   ____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $59,917,656

                                                                                                                   ____________

                                                                                                                   ____________

REPRESENTED BY:            Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . .                          $55,858,749

                           Accumulated investment (loss) . . . . . . . . . . . . . . . . .                            (967,791)

                           Accumulated net realized gain (loss) on investments . . . . . .                            (586,631)

                           Accumulated net unrealized appreciation (depreciation)
                              on investments and foreign currency transactions . . . . . .                            5,613,329

                                                                                                                   ____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $59,917,656

                                                                                                                   ============

SHARES OUTSTANDING

(300 MILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED). . . . . . . . . . . . . .                            4,599,263

NET ASSET VALUE, offering and redemption price per share--Note 3(e). . . . . . . . . . . .                               $13.03

                                                                                                                        =======

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS        SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME:                    Cash dividends (net of $80,250 foreign taxes
                              withheld at source)  . . . . . . . . . . . . . . . . . . . .         $  510,567

                           Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . .             24,186

                                                                                                _____________

                                 Total Income  . . . . . . . . . . . . . . . . . . . . . .                           $  534,753

EXPENSES:                  Management fee--Note 3(a) . . . . . . . . . . . . . . . . . . .            248,330

                           Shareholder servicing costs--Note 3(b,c)  . . . . . . . . . . .            298,274

                           Custodian fees  . . . . . . . . . . . . . . . . . . . . . . . .             51,817

                           Professional fees . . . . . . . . . . . . . . . . . . . . . . .             24,400

                           Registration fees . . . . . . . . . . . . . . . . . . . . . . .             17,146

                           Prospectus and shareholders' reports--Note 3(b) . . . . . . .               16,706

                           Directors' fees and expenses--Note 3(d) . . . . . . . . . . .               13,937

                           Loan commitment fees--Note 2  . . . . . . . . . . . . . . . . .                195

                           Miscellaneous     . . . . . . . . . . . . . . . . . . . . . . .             13,522

                                                                                                _____________

                                 Total Expenses  . . . . . . . . . . . . . . . . . . . . .                              684,327

                                                                                                                  _____________

INVESTMENT (LOSS). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                             (149,574)

                                                                                                                  _____________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                           Net realized gain (loss) on investments and foreign currency
                              transactions . . . . . . . . . . . . . . . . . . . . . . . .        $ 1,399,762

                           Net realized gain (loss) on forward currency exchange contracts . .    (3,845,303)

                                                                                                _____________

                                 Net Realized Gain (Loss)  . . . . . . . . . . . . . . . .                           (2,445,541)

                           Net unrealized appreciation (depreciation) on investments
                              and foreign currency transactions  . . . . . . . . . . . . .                           (7,168,358)

                                                                                                                  _____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                           (9,613,899)

                                                                                                                  _____________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . .                          $  (9,763,473)

                                                                                                                   ============

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Six Months Ended

                                                                                        November 30, 1998          Year Ended

                                                                                          (Unaudited)            May 31, 1998

                                                                                        ________________       ________________

OPERATIONS:

  Investment (loss)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $    (149,574)          $   (591,393)

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . .              (2,445,541)              8,771,053

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . .              (7,168,358)              4,023,701

                                                                                        ________________       ________________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . .              (9,763,473)            12,203,361

                                                                                        ________________       ________________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .               --                       (49,648)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .               --                    (9,448,032)

                                                                                        ________________       ________________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               --                    (9,497,680)

                                                                                        ________________       ________________

CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .              20,895,997            718,709,466

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               --                     8,967,189

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . .             (29,141,809)          (741,149,267)

                                                                                        ________________       ________________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . .              (8,245,812)           (13,472,612)

                                                                                        ________________       ________________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .             (18,009,285)           (10,766,931)

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              77,926,941             88,693,872

                                                                                        ________________       ________________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $ 59,917,656           $ 77,926,941

                                                                                        ================       ================

                                                                                             Shares                 Shares

                                                                                        ________________       ________________

CAPITAL SHARE TRANSACTIONS:

  Shares sold                                                                                  1,552,898             46,522,459

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . .               --                       686,615

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,160,888)           (47,606,404)

                                                                                        ________________       ________________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . .                (607,990)              (397,330)
                                                                                        ================        ================

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                         Six Months Ended

                                                         November 30, 1998                 Year Ended May 31,

                                                                            ___________________________________________________

PER SHARE DATA:                                           (Unaudited)        1998       1997       1996       1995     1994(1)

                                                         ____________       _______    _______   _______    _______    _______
   Net asset value, beginning of period  . . . . . .        $14.97           $15.83    $15.49     $13.74     $15.20     $12.50

                                                           _______          _______    _______   _______    _______    _______

   Investment Operations:

   Investment income (loss)--net . . . . . . . . . .           .12             (.12)      (.02)      .09        .01        .05

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .         (2.06)            1.17       1.11      1.66      (1.19)      2.74

                                                           _______          _______    _______   _______    _______    _______

   TOTAL FROM INVESTMENT OPERATIONS  . . . . . . . .         (1.94)            1.05       1.09      1.75      (1.18)      2.79

                                                           _______          _______    _______   _______    _______    _______

   Distributions:

   Dividends from investment income--net . . . . . .           --              (.01)      (.09)       --       (.01)      (.02)

   Dividends in excess of investment income--net . .           --                --       (.03)       --       (.02)      (.04)

   Dividends from net realized gain on investments . .         --             (1.90)      (.63)       --       (.25)      (.03)

                                                           _______          _______    _______   _______    _______    _______

   TOTAL DISTRIBUTIONS . . . . . . . . . . . . . . .           --             (1.91)      (.75)       --       (.28)      (.09)

                                                           _______          _______    _______   _______    _______    _______

   Net asset value, end of period  . . . . . . . . .        $13.03           $14.97     $15.83    $15.49     $13.74     $15.20

                                                           =======          =======    =======   =======    =======    =======

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .        (12.96%)(2)        8.42%      7.36%    12.74%     (7.81%)   22.32%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of operating expenses to average net assets . .       1.04%(2)        1.92%      1.98%     2.04%      1.92%     1.71%(2)

   Ratio of interest expense and loan commitment
       fees to average net assets  . . . . . . . . .             --             .27%        --        --         --       --

   Ratio of net investment income (loss)

       to average net assets . . . . . . . . . . . .          (.23%)(2)        (.70%)     (.18%)     .62%       .09%      .11%(2)

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . .            --               --         --        --         --       .16%(2)

   Portfolio Turnover Rate . . . . . . . . . . . . .        100.72%(2)       167.19%     158.04%   96.45%     40.15%    51.32%(2)

   Net Assets, end of period (000's Omitted) . . . .       $59,918          $77,927     $88,694 $102,710   $137,909  $179,907

------------

(1)   From June 29, 1993 (commencement of operations) to May 31, 1994.
(2)   Not annualized.







                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus International Growth Fund (the "Fund") is a separate non-diversified series of Dreyfus International Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company and operates as a series company currently offering two series including the Fund. The Fund's investment objective is to provide investors with capital growth. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales load.

The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

   (B) FOREIGN CURRENCY TRANSACTIONS: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

   (C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

DREYFUS INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   (D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

(E) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the Fund's average daily net assets and is payable monthly.

   (B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for payments to certain Service Agents (a securities dealer, financial institution or other industry professional) for distributing the Fund' s shares and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and any affiliate of either of them for advertising and marketing relating to the Fund, at an aggregate annual rate of .50 of 1% of the value of the Fund's average daily net assets. The Distributor may pay one or more Service Agents in respect of distribution services. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. The Plan also separately provides for the Fund to bear the costs of preparing, printing and distributing certain of the Fund's prospectuses and statements of additional information and costs associated with implementing and operating the Plan, not to exceed the greater of $100,000 or .005 of 1% of the Fund's average daily net assets for any full fiscal year. During the period ended November 30, 1998, the Fund was charged $173,909 pursuant to the Plan.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor at an annual rate of .25 of 1% of the value of the Fund's average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments.

DREYFUS INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 1998, the Fund was charged $82,777 pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1998, the Fund was charged $34,009 pursuant to the transfer agency agreement.

   (D) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

   (E) A 1% redemption fee is charged and retained by the Fund (including on redemptions through the use of the Fund Exchanges privilege) on shares redeemed within six months of their issuance.

NOTE 4--SECURITIES TRANSACTIONS:

   (A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended November 30, 1998 amounted to $65,903,584 and $77,011,283, respectively.

   In   addition,  the  following  summarizes  open  forward  currency  exchange contracts at November 30, 1998:

                                                        FOREIGN
                                                       CURRENCY                                               UNREALIZED
FORWARD CURRENCY EXCHANGE CONTRACTS                     AMOUNTS            PROCEEDS            VALUE         APPRECIATION

  _______________________________________            _____________       _____________     _____________    _____________

Sales:
      British Pounds, expiring 2/2/99                   3,000,000         $ 4,995,750       $  4,938,000        $  57,750

      German Deutschemark, expiring 2/2/99             50,000,000          30,314,054         29,599,811          714,243

      Japanese Yen, expiring 1/20/99                  700,000,000           5,776,531          5,721,759           54,772

                                                                                                               __________

                 TOTAL                                                                                           $826,765

                                                                                                               ==========


   The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

DREYFUS INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   (B) At November 30, 1998, accumulated net unrealized appreciation on investments and forward currency exchange contracts was $5,616,209, consisting of $10,312,609 gross unrealized appreciation and $4,696,400 gross unrealized depreciation.

At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


Dreyfus lion "d" logo                                   (reg.tm)

Dreyfus logo                                   (reg.tm)

DREYFUS INTERNATIONAL

GROWTH FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940

Printed in U.S.A.                                             095SA9811

International

Growth Fund

Semi-Annual

Report

November 30, 1998



YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS EMERGING MARKETS FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  The Dreyfus Emerging Markets Fund's performance declined by -13.05%* during the six-month fiscal period ended November 30, 1998, continuing a difficult period for the emerging markets asset class. This performance was better than the -16.42% decline for the Morgan Stanley Capital International Emerging Markets Free (MSCI/EMF) Index for the same six-month period.**

The emerging markets asset class has fallen dramatically since July 1997, when Thailand devalued the baht and other regional currencies followed suit, negatively affecting the Asian economy. For the five years ending November 30, 1998, the emerging markets, as measured by the MSCI/EMF Index, have declined by -6.17% annualized. This is during a period when the MSCI World Index rose 15.68%
annualized   and   MSCI/EAFE   (Europe,   Australasia,  Far  East)  rose  9.87%
annualized.*** This dramatic underperformance of the emerging markets has been caused by the poor global economic outlook, declining commodity prices, and currency instability. These markets tend to act like cyclical stocks, and generally are most affected by world growth. Slowing global growth tends to negatively affect the emerging markets the most, as seen recently. Conversely, strong global growth can have a positive impact on these countries.

EMERGING MARKETS AND COMMODITY PRICES

  The correlation of emerging market equities to the CRB (Commodities Research Bureau) Index is generally very high. Falling commodity prices negatively affect the emerging world because many of the countries are dependent on commodities. Russia, Mexico, and Venezuela are dependent on oil, Chile on copper, South Africa and Peru on metals and mining. Falling commodity prices negatively affect a country' s trade balance and budget deficit, further increasing its capital outflows and putting pressure on its currency.

  As value stock pickers, we were successful at outperforming our benchmarks, both the MSCI/EMF and the Lipper Emerging Markets Funds Index during the six-month period.(+) The Fund has avoided Russia and has limited exposure to Turkey. Our value emphasis has enabled us to pick stocks with strong asset backing that we believe can often hold up better in declining market environments. Because we focus company by company, we look to add to stocks that we view as mispriced when emotions run high. The emerging markets tend to be very inefficient, and our disciplined investment approach looks to add value.

EFFECTS OF TAKEOVERS

During the past six months we have been fortunate to have several companies in the portfolio that have been the object of takeovers. Ericsson Telecomunicacoes, a Swedish telecommunications company, bought the minority shares of Ericsson Brazil that we owned. Petronas Dagangan, a Malaysian oil and gas concern, purchased Engen, a South African oil refiner. Koor Industries, an Israeli conglomerate, has offered to purchase Tadiran Ltd., an Israeli defense and telecommunications company. On a relative basis, these holdings have contributed favorably to fund performance.

PLUS AND MINUS PERFORMERS

  The best-performing stocks during the six months were concentrated within the Asian region. During the past two months, many Asian markets rebounded quite significantly, rising over 50% in U.S. dollar returns. The falling U.S. dollar, lower global interest rates, and the belief that the worst of the economic contraction is over have led to a significant rally in these markets. PT Indah Kiat Pulp & Paper, an Indonesian pulp and paper company, rose 120%. SK Telecom, a cellular phone company in South Korea, rose 50%. Two Singapore banks, United Overseas Bank and Development Bank of Singapore, rose 48% and 26%, respectively. Elsewhere, a Mexican Coca-Cola bottler, Embotelladora Argos, rose 44% as Coca-Cola has purchased 20% of the company.

  Many stocks declined sharply as well. Several South African holdings, including Sasol, a synthetic fuels and chemical company, Edgars Stores, a department store, and Barlow, a construction related company, fell sharply. Our one Turkish holding, Uzel Makina Sanayii, ADR, fell 58%. ALFA, Ser. A, a Mexican conglomerate, fell 47% and Linea Aerea Nacional Chile, ADS, a Chilean airline, fell 46% . The underlying reasons for the declines generally were falling commodity prices (Sasol and ALFA) or macroeconomic concerns at the country level which caused recessionary conditions (Edgars, Barlow, Uzel Makina and Linea Aerea Nacional Chile).

Our country weightings are determined by our stock selection. Modest shifts in country weightings occurred over the past six months, but overall we continued to be underweight in Asia (27.7% vs 36.6%), where the fundamentals were poor. We were neutrally weighted in Latin America (34.8% vs 36.3% ) and slightly overweighted in Emerging Europe (28.4% vs 27.1%). Within the Latin American regions, we were overweight in Chile and Argentina and underweight in Brazil. In Asia, we had only one holding in Taiwan and were overweight in China, Hong Kong and Singapore. In Emerging Europe and Africa, we were light in Turkey but favored companies in Poland, Hungary and Israel.

  Generally, the Emerging Markets traded at a ratio under 1.2 price-to-book value during the period. Your portfolio is diversified across 28 countries and we continue to focus on stock selection, trying to pick good value for your portfolio.

                Sincerely,



                [D. Kirk Henry signature]


                D. Kirk Henry

                Portfolio Manager

December 15, 1998

Boston, MA

* Total return includes reinvestment of dividends and any capital gains paid.

**SOURCE:   LIPPER  ANALYTICAL  SERVICES,  INC.--The  Morgan  Stanley  Capital
International Emerging Markets Free (MSCI/EMF) Index is a market capitalization weighted index composed of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Basin. The MSCI/EMF Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The Index is the property of Morgan Stanley & Co. Incorporated and includes gross dividends reinvested.

***SOURCE: LIPPER ANALYTICAL SERVICES, INC.--The Morgan Stanley Capital International World Index is an unmanaged index of global stock market performance including the United States, Canada, Europe, Australia, New Zealand and the Far East. The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE(reg.tm) ) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. The Indices are the property of Morgan Stanley & Co. Incorporated and include net dividends reinvested.

(+)The Lipper Emerging Markets Funds Index is an equally weighted performance index of the 30 largest qualifying funds with an emerging markets objective.

DREYFUS EMERGING MARKETS FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        NOVEMBER 30, 1998 (UNAUDITED)

Common Stocks--90.4%                                                                            Shares                Value
-------------------------------------------------------                                      ____________           ___________
                   Argentina--3.6%  Banco Rio de la Plata, ADR . . . . . . . . . . . . . .         57,600         $     676,800

                                    Central Costanera  . . . . . . . . . . . . . . . . . .        117,000               308,911

                                    Telefonica de Argentina, ADS . . . . . . . . . . . . .         14,800               479,150

                                    YPF Sociedad Anonima, ADS  . . . . . . . . . . . . . .         25,000               737,500

                                                                                                                   ____________

                                                                                                                      2,202,361

                                                                                                                   ____________

                      Brazil--6.3%  Aracruz Celulose, ADS  . . . . . . . . . . . . . . . .         68,300               738,494

                                    Companhia Brasileira de Distribuicao Grupo

                                        Pao de Acucar, GDR . . . . . . . . . . . . . . . .         23,800               476,634

                                    Companhia Vale do Rio Doce, ADS  . . . . . . . . . . .         82,100             1,190,450

                                    Telecomunicacoes Brasileiras, ADS  . . . . . . . . . .         15,800             1,498,038

                                                                                                                   ____________

                                                                                                                      3,903,616

                                                                                                                   ____________

                       Chile--8.1%  Administradora de Fondos de

                                        Pensiones Provida, ADR . . . . . . . . . . . . . .         52,500               794,063

                                    Banco BHIF, ADS  . . . . . . . . . . . . . . . . . . .         33,300               328,838

                                    Compania de Telecomunicaciones de Chile, ADS . . . . .         53,400             1,238,213

                                    Cristalerias de Chile, ADS . . . . . . . . . . . . . .         34,100               473,138

                                    Linea Aerea Nacional de Chile, ADS . . . . . . . . . .        129,400               711,281

                                    Quinenco, ADR  . . . . . . . . . . . . . . . . . . . .         71,100               674,166

                                    Santa Isabel, ADR  . . . . . . . . . . . . . . . . . .         89,925               769,983

                                                                                                                   ____________

                                                                                                                      4,989,682

                                                                                                                   ____________

                       China--2.8%  Guangshen Railway, ADR . . . . . . . . . . . . . . . .         69,000               517,500

                                    Huaneng Power International, ADR . . . . . . . . . . .         45,000 (a)           669,375

                                    Shandong Huaneng Power . . . . . . . . . . . . . . . .         66,900               359,587

                                    Yanzhou Coal Mining  . . . . . . . . . . . . . . . . .        820,000               164,159

                                                                                                                   ____________

                                                                                                                      1,710,621

                                                                                                                   ____________

               Czech Republic--.9%  Ceske Energeticke Zavody . . . . . . . . . . . . . . .         21,300 (a)           454,009

                                    Komercni Banka, GDR  . . . . . . . . . . . . . . . . .         23,000 (a,b)          96,025

                                                                                                                   ____________

                                                                                                                        550,034

                                                                                                                   ____________

                       Egypt--1.8%  Misr International Bank, GDR . . . . . . . . . . . . .         54,000 (b)           460,620

                                    Paints & Chemical Industries, GDR  . . . . . . . . . .         91,000 (b)           680,680

                                                                                                                   ____________

                                                                                                                      1,141,300

                                                                                                                   ____________

                      Greece--3.8%  Aegek  . . . . . . . . . . . . . . . . . . . . . . . .         27,500               144,227

                                    Hellenic Technodomiki  . . . . . . . . . . . . . . . .         60,000               414,995

                                    Hellenic Telecommunication Organization  . . . . . . .          5,955               148,823

                                    Hellenic Telecommunication Organization, ADR . . . . .        111,855 (b)         1,356,242

                                    Michaniki  . . . . . . . . . . . . . . . . . . . . . .         47,300               260,557

                                                                                                                   ____________

                                                                                                                      2,324,844

                                                                                                                   ____________

                   Hong Kong--3.3%  Beijing Datang Power Generation  . . . . . . . . . . .        400,000               129,157

                                    China Hong Kong Photo Products Holdings  . . . . . . .      3,275,000               342,622

DREYFUS EMERGING MARKETS FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                       Shares                Value
-------------------------------------------------------                                      ____________           ___________

             Hong Kong (continued)  Henderson Investment . . . . . . . . . . . . . . . . .        642,000         $     410,449

                                    Hongkong Electric Holdings . . . . . . . . . . . . . .        168,000               558,734

                                    IDT International  . . . . . . . . . . . . . . . . . .      2,393,000               352,344

                                    Jiangxi Copper . . . . . . . . . . . . . . . . . . . .      3,500,000               214,724

                                                                                                                   ____________

                                                                                                                      2,008,030

                                                                                                                   ____________

                     Hungary--3.9%  Fotex  . . . . . . . . . . . . . . . . . . . . . . . .        475,658               254,409

                                    Gedeon Richter . . . . . . . . . . . . . . . . . . . .          5,000               192,500

                                    MOL Magyar Olaj-es Gazipari, GDR . . . . . . . . . . .         57,700 (b)         1,329,985

                                    Pick Szeged  . . . . . . . . . . . . . . . . . . . . .          3,048               124,133

                                    Pick Szeged, GDR . . . . . . . . . . . . . . . . . . .         59,800 (b)           479,895

                                                                                                                   ____________

                                                                                                                      2,380,922

                                                                                                                   ____________

                       India--7.1%  BSES . . . . . . . . . . . . . . . . . . . . . . . . .         43,000 (b)           521,375

                                    Mahanagar Telephone Nigam  . . . . . . . . . . . . . .         76,800               812,160

                                    Mahindra & Mahindra  . . . . . . . . . . . . . . . . .         62,000 (b)           232,500

                                    Reliance Industries, GDR . . . . . . . . . . . . . . .        142,000 (b)           727,750

                                    State Bank of India, GDR . . . . . . . . . . . . . . .         91,000 (b)           734,825

                                    Steel Authority of India, GDR  . . . . . . . . . . . .        170,500 (b)           323,950

                                    Tata Engineering & Locomotive, GDR . . . . . . . . . .         30,700 (b)            86,881

                                    Videsh Sanchar Nigam, GDR  . . . . . . . . . . . . . .         95,000 (b)           971,375

                                                                                                                   ____________

                                                                                                                      4,410,816

                                                                                                                   ____________

                   Indonesia--1.7%  PT Daya Guna Samudera  . . . . . . . . . . . . . . . .        624,000               356,571

                                    PT Indah Kiat Pulp & Paper . . . . . . . . . . . . . .      1,640,000 (a)           589,849

                                    PT Indorama Synthetics . . . . . . . . . . . . . . . .        555,000 (a)            72,756

                                                                                                                   ____________

                                                                                                                      1,019,176

                                                                                                                   ____________

                      Israel--6.1%  Bank Leumi Le-Israel . . . . . . . . . . . . . . . . .        757,000             1,050,309

                                    Blue Square-Israel . . . . . . . . . . . . . . . . . .         40,950               499,078

                                    Dor Energy . . . . . . . . . . . . . . . . . . . . . .        134,400 (a)           346,080

                                    Koor Industries  . . . . . . . . . . . . . . . . . . .          6,400               548,681

                                    Supersol . . . . . . . . . . . . . . . . . . . . . . .        307,550               712,414

                                    Tadiran  . . . . . . . . . . . . . . . . . . . . . . .         17,200               615,975

                                                                                                                   ____________

                                                                                                                      3,772,537

                                                                                                                   ____________

                  Luxembourg--1.8%  Quilmes Industrial, ADR  . . . . . . . . . . . . . . .        115,500             1,090,031

                                                                                                                   ____________

                    Malaysia--4.8%  Berjaya Sports Toto  . . . . . . . . . . . . . . . . .        729,000 (c)           585,499

                                    Jaya Tiasa Holdings  . . . . . . . . . . . . . . . . .        313,000               276,756

                                    Kwantas  . . . . . . . . . . . . . . . . . . . . . . .        251,000               143,333

                                    Petronas Dagangan  . . . . . . . . . . . . . . . . . .        553,000               356,538

                                    Sime Darby . . . . . . . . . . . . . . . . . . . . . .        902,000               588,196

                                    Telekom Malaysia . . . . . . . . . . . . . . . . . . .        418,000               573,647

                                    Tenaga Nasional  . . . . . . . . . . . . . . . . . . .        499,000               464,199

                                                                                                                   ____________

                                                                                                                      2,988,168

                                                                                                                   ____________

DREYFUS EMERGING MARKETS FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                       Shares                Value
-------------------------------------------------------                                      ____________           ___________

                        Malta--.9%  Maltacom, ADR  . . . . . . . . . . . . . . . . . . . .         50,000 (a)     $     575,000

                                                                                                                   ____________

                      Mexico--9.8%  ALFA, Ser. A . . . . . . . . . . . . . . . . . . . . .        228,000               570,571

                                    ARA  . . . . . . . . . . . . . . . . . . . . . . . . .        239,000 (a)           582,548

                                    Apasco . . . . . . . . . . . . . . . . . . . . . . . .        149,700               537,961

                                    Carso Global Telecom . . . . . . . . . . . . . . . . .        222,700               547,179

                                    Cintra . . . . . . . . . . . . . . . . . . . . . . . .        366,900               201,997

                                    Controladora Comercial Mexicana, GDS . . . . . . . . .         37,300               475,575

                                    Desc, Ser. B . . . . . . . . . . . . . . . . . . . . .        610,000               543,443

                                    Embotelladora Argos  . . . . . . . . . . . . . . . . .        867,500             1,042,042

                                    Grupo Continental  . . . . . . . . . . . . . . . . . .         63,000               146,563

                                    Grupo Financiero Banorte, Ser. B . . . . . . . . . . .        443,000 (a)           320,166

                                    Grupo Financiero Inbursa, Ser. B . . . . . . . . . . .        379,300               706,204

                                    Tablex . . . . . . . . . . . . . . . . . . . . . . . .         37,108 (a)            63,518

                                    Tubes de Acero de Mexico, ADR  . . . . . . . . . . . .         48,000               339,000

                                                                                                                   ____________

                                                                                                                      6,076,767

                                                                                                                   ____________

                      Panama--1.0%  Banco Latinoamericano de Exportaciones . . . . . . . .         35,500               636,781

                                                                                                                   ____________

                        Peru--2.7%  Telefonica del Peru, ADS . . . . . . . . . . . . . . .        112,000             1,659,000

                                                                                                                   ____________

                 Philippines--1.8%  First Philippine Holdings  . . . . . . . . . . . . . .        771,360               460,660

                                    Philippine Long Distance Telephone, ADS  . . . . . . .          9,800               256,638

                                    Universal Robina . . . . . . . . . . . . . . . . . . .      4,356,600               409,641

                                                                                                                   ____________

                                                                                                                      1,126,939

                                                                                                                   ____________

                      Poland--2.2%  Bank Handlowy w Warszawie  . . . . . . . . . . . . . .         32,000               385,763

                                    KREDYT BANK, ADR . . . . . . . . . . . . . . . . . . .         30,800 (a,b)         494,340

                                    Telekomunikacja Polska, ADR  . . . . . . . . . . . . .        104,500 (a)           494,285

                                                                                                                   ____________

                                                                                                                      1,374,388

                                                                                                                   ____________

                    Portugal--1.1%  Mota e Companhia . . . . . . . . . . . . . . . . . . .         49,000               691,432

                                                                                                                   ____________

                   Singapore--1.5%  Development Bank of Singapore  . . . . . . . . . . . .         62,400               473,157

                                    United Overseas Bank . . . . . . . . . . . . . . . . .         82,000               475,038

                                                                                                                   ____________

                                                                                                                        948,195

                                                                                                                   ____________

                South Africa--7.0%  AECI . . . . . . . . . . . . . . . . . . . . . . . . .        446,300               721,572

                                    Barlow . . . . . . . . . . . . . . . . . . . . . . . .        216,885             1,095,802

                                    Barlow, ADR  . . . . . . . . . . . . . . . . . . . . .         11,461 (a)            53,007

                                    Del Monte Royal Foods  . . . . . . . . . . . . . . . .      1,045,000 (a)           266,286

                                    Edgars Stores  . . . . . . . . . . . . . . . . . . . .         97,250               358,900

                                    Iscor  . . . . . . . . . . . . . . . . . . . . . . . .        302,800                72,902

                                    Polifin  . . . . . . . . . . . . . . . . . . . . . . .         91,800                85,503

                                    Pretoria Portland Cement . . . . . . . . . . . . . . .         91,100               648,394

                                    Sasol  . . . . . . . . . . . . . . . . . . . . . . . .        268,900             1,048,645

                                                                                                                   ____________

                                                                                                                      4,351,011

                                                                                                                   ____________

DREYFUS EMERGING MARKETS FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                       Shares                Value
-------------------------------------------------------                                      ____________           ___________

                 South Korea--3.6%  Kookmin Bank, ADR  . . . . . . . . . . . . . . . . . .         74,263         $     343,466

                                    Pohang Iron & Steel  . . . . . . . . . . . . . . . . .         12,400               701,386

                                    SK Telecom . . . . . . . . . . . . . . . . . . . . . .            556               390,784

                                    SK Telecom, ADR  . . . . . . . . . . . . . . . . . . .         77,169               795,806

                                                                                                                   ____________

                                                                                                                      2,231,442

                                                                                                                   ____________

                       Taiwan--.5%  China Steel, ADR . . . . . . . . . . . . . . . . . . .         22,700 (b)           299,073

                                                                                                                   ____________

                     Thailand--.6%  Ayudhya Insurance  . . . . . . . . . . . . . . . . . .         10,000 (a)            39,557

                                    Hana Microelectronics  . . . . . . . . . . . . . . . .         65,100 (a)           162,075

                                    Saha-Union . . . . . . . . . . . . . . . . . . . . . .        400,000               196,404

                                                                                                                   ____________

                                                                                                                        398,036

                                                                                                                   ____________

                       Turkey--.6%  Uzel Makina Sanayii, ADR . . . . . . . . . . . . . . .         20,800 (b)           365,040

                                                                                                                   ____________

              United Kingdom--1.1%  Billiton . . . . . . . . . . . . . . . . . . . . . . .        298,000               651,660

                                                                                                                   ____________

                                    TOTAL COMMON STOCKS

                                        (cost $71,911,153) . . . . . . . . . . . . . . . .                          $55,876,902

                                                                                                                   ____________


Preferred Stocks--3.8%
-------------------------------------------------------

                      Brazil--3.3%  Companhia Energetica de Minas Gerais . . . . . . . . .         29,517         $     746,840

                                    Companhia Paranaense de Energia-Copel  . . . . . . . .                              509,488

                                    Petroleo Brasileiro  . . . . . . . . . . . . . . . . .          5,400               768,539

                                                                                                                   ____________

                                                                                                                      2,024,867

                                                                                                                   ____________

                     Portugal--.5%  Lusomundo  . . . . . . . . . . . . . . . . . . . . . .         23,642 (a)           294,802

                                                                                                                   ____________

                                    TOTAL PREFERRED STOCKS

                                        (cost $2,697,998)  . . . . . . . . . . . . . . . .                         $  2,319,669

                                                                                                                   ____________


                                                                                              Principal

Short-Term Investments--6.2%                                                                   Amount
------------------------------------------------------------------------------------------   ____________

              U.S. Treasury Bills:  4.65%, 12/17/98  . . . . . . . . . . . . . . . . . . .  $      56,000        $       55,893

                                    4.10%, 12/24/98  . . . . . . . . . . . . . . . . . . .        775,000               772,799

                                    4.14%, 12/31/98  . . . . . . . . . . . . . . . . . . .        443,000               441,370

                                    4.02%, 1/7/99  . . . . . . . . . . . . . . . . . . . .        198,000               197,160

                                    3.86%, 1/14/99 . . . . . . . . . . . . . . . . . . . .        866,000               861,618

                                    4.30%, 1/21/99 . . . . . . . . . . . . . . . . . . . .      1,003,000               996,701

                                    4.13%, 1/28/99 . . . . . . . . . . . . . . . . . . . .        301,000               298,899

                                    4.32%, 2/4/99  . . . . . . . . . . . . . . . . . . . .        210,000               208,331

                                                                                                                   ____________

                                    TOTAL SHORT-TERM INVESTMENTS

                                        (cost $3,833,665)  . . . . . . . . . . . . . . . .                         $  3,832,771

                                                                                                                   ____________


TOTAL INVESTMENTS (cost $78,442,816)     .   . . . . . . . . . . . . . . . . . . . . . . .         100.4%           $62,029,342

                                                                                                  _______          ____________


LIABILITIES, LESS CASH AND RECEIVABLES   .   . . . . . . . . . . . . . . . . . . . . . . .          (.4%)        $    (235,190)

                                                                                                  _______          ____________

NET ASSETS . . . . . . . . . . . . . . . .   . . . . . . . . . . . . . . . . . . . . . . .         100.0%           $61,794,152

                                                                                                  _______          ____________

DREYFUS EMERGING MARKETS FUND
-----------------------------------------------------------------------------


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Non-Income producing.

(b)Securities  exempt  from registration under Rule 144A of the Securities Act
of   1933.    These  securities  may  be  resold  in  transactions  exempt  from registration, normally to qualified institutional buyers. At November 30, 1998, these securities amounted to $9,160,556 or approximately 14.8% of net assets.

(c)As of September 1, 1998, the repatriation of proceeds received from the sale of Malaysian securities has been blocked until at least 9/1/99. These securities are considered illiquid and are being fair valued using methods determined in good faith under the direction of the Board of Directors.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS EMERGING MARKETS FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES             NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                     Cost             Value

                                                                                                  ___________        __________
ASSETS:                          Investments in securities--See Statement of Investments . .      $78,442,816       $62,029,342

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              948,635

                                 Receivable for investment securities sold . . . . . . . .                              528,823

                                 Cash denominated in foreign currencies  . . . . . . . . .            245,729           239,877

                                 Dividends receivable  . . . . . . . . . . . . . . . . . .                              116,164

                                 Receivable for shares of Common Stock subscribed  . . . .                               14,342

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                                6,185

                                                                                                                   ____________

                                                                                                                     63,883,368

                                                                                                                   ____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               65,542

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               12,784

                                 Payable for investment securities purchased . . . . . . .                            1,335,566

                                 Payable for shares of Common Stock redeemed . . . . . . .                              617,744

                                 Net unrealized (depreciation) on forward currency
                                   exchange contracts--Note 4(a) . . . . . . . . . . . . .                                   75

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               57,505

                                                                                                                   ____________

                                                                                                                      2,089,216

                                                                                                                   ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $61,794,152

                                                                                                                   ____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                          $87,279,068

                                 Accumulated undistributed investment income--net  . . . .                              763,078

                                 Accumulated distributions in excess of net realized gain (loss)
                                   on investments  . . . . . . . . . . . . . . . . . . . .                           (9,828,548)

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments and foreign currency transactions  . . .                          (16,419,446)

                                                                                                                   ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $61,794,152

                                                                                                                   ____________

SHARES OUTSTANDING

(100 MILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED). . . . . . . . . . . . . .                            6,353,306

NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                                $9.73

                                                                                                                         ______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS EMERGING MARKETS FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS        SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME:                          Cash dividends (net of $33,075 foreign taxes
                                    withheld at source)  . . . . . . . . . . . . . . . . .     $      852,796

                                 Interest  . . . . . . . . . . . . . . . . . . . . . . . .            117,530

                                                                                                _____________

                                        Total Income . . . . . . . . . . . . . . . . . . .                       $      970,326

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .            390,426

                                 Shareholder servicing costs--Note 3(b)  . . . . . . . . .             92,710

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             56,637

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             20,118

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             13,659

                                 Directors' fees and expenses--Note 3(c) . . . . . . . . .             12,419

                                 Prospectus and shareholders' reports  . . . . . . . . . .              7,772

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .                166

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              3,603

                                                                                                _____________

                                        Total Expenses . . . . . . . . . . . . . . . . . .                              597,510

                                                                                                                  _____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              372,816

                                                                                                                  _____________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments and
                                    foreign currency transactions  . . . . . . . . . . . .     $   (8,641,386)

                                 Net realized gain (loss) on forward currency
                                    exchange contracts . . . . . . . . . . . . . . . . . .           (118,863)

                                                                                                _____________

                                        Net Realized Gain (Loss) . . . . . . . . . . . . .                           (8,760,249)

                                 Net unrealized appreciation (depreciation) on
                                    investments and foreign currency transactions  . . . .                           (2,477,128)

                                                                                                                  _____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                          (11,237,377)

                                                                                                                  _____________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                         $(10,864,561)

                                                                                                                  _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS EMERGING MARKETS FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months Ended

                                                                                         November 30, 1998        Year Ended

                                                                                            (Unaudited)          May 31, 1998

                                                                                         ___________________     ______________

OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $     372,816       $      367,207

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .            (8,760,249)             592,701

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .            (2,477,128)         (17,360,962)

                                                                                             _____________        _____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .           (10,864,561)         (16,401,054)

                                                                                             _____________        _____________

DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              ---                   (96,386)

   Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . .              ---                (1,261,036)

   In excess of net realized gains on investments  . . . . . . . . . . . . . . . . .              ---                (1,068,299)

                                                                                             _____________        _____________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              ---                (2,425,721)

                                                                                             _____________        _____________

CAPITAL STOCK TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .            11,766,033           59,365,899

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              ---                 1,898,156

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (13,935,308)         (18,067,726)

   Redemption fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              ---                    76,713

                                                                                             _____________        _____________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . . . .            (2,169,275)          43,273,042

                                                                                             _____________        _____________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . .           (13,033,836)           24,446,267

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            74,827,988           50,381,721

                                                                                             _____________        _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $ 61,794,152         $ 74,827,988

                                                                                             _____________        _____________

UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . .        $      763,078       $      390,262

                                                                                             _____________        _____________

                                                                                                Shares             Shares

                                                                                             _____________        _____________

CAPITAL SHARE TRANSACTIONS:

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,212,584            4,449,674

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . .              ---                   167,386

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,549,871)          (1,472,834)

                                                                                             _____________        _____________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . . . .              (337,287)           3,144,226

                                                                                             _____________        _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS EMERGING MARKETS FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                    Six Months Ended

                                                                    November 30, 1998          Year Ended May 31,
                                                                                              _______________________

PER SHARE DATA:                                                        (Unaudited)            1998               1997(1)

                                                                   _____________________     _______             _______
   Net asset value, beginning of period  . . . . . . . . . . . . .         $11.18              $14.21              $12.50

                                                                          _______             _______             _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . .            .06                 .04                 .05

   Net realized and unrealized gain (loss) on investments  . . . .          (1.51)              (2.62)               1.70

                                                                          _______             _______             _______

   Total from Investment Operations  . . . . . . . . . . . . . . .          (1.45)              (2.58)               1.75

                                                                          _______             _______             _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . .             --                (.02)               (.02)

   Dividends from net realized gain on investments . . . . . . . .             --                (.24)               (.02)

   Dividends in excess of net realized gain on investments . . . .             --                (.20)                 --

                                                                          _______             _______             _______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . .             --                (.46)               (.04)

                                                                          _______             _______             _______

   Redemption fee added to paid-in capital . . . . . . . . . . . .             --                 .01                  --

                                                                          _______             _______             _______

   Net asset value, end of period  . . . . . . . . . . . . . . . .        $  9.73              $11.18              $14.21

                                                                          _______             _______             _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . .         (13.05%)(2)         (18.11%)             14.07%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . .            .96%(2)            1.94%               1.85%(2)

   Ratio of net investment income to average net assets  . . . . .            .60%(2)             .54%                .70%(2)

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . . . . . . . . .             --                 .00%(3)             .36%(2)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . .          38.46%(2)           87.46%              52.52%(2)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . .        $61,794             $74,828             $50,382
-----------------------------

(1) From June 28, 1996 (commencement of operations) to May 31, 1997.

(2) Not annualized.

(3) Amount represents less than .01%.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS EMERGING MARKETS FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Emerging Markets Fund (the "Fund" ) is a separate non-diversified series of Dreyfus International Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company and operates as a series company currently offering two series, including the Fund. The Fund's investment objective is long-term capital appreciation. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

  (B) FOREIGN CURRENCY TRANSACTIONS: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Fund received net earnings credits of $8,662 during the period ended November 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is
included    in    interest    income.

(D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue DREYFUS EMERGING MARKETS FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  Code of 1986, as amended (the "Code"). This may result in distributions that are in excess of net realized gain on a fiscal year basis. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (E) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1.25% of the value of the Fund's average daily net assets and is payable monthly.

  (B) Under the Shareholder Services Plan, the Fund pays the Distributor at an annual rate of .25 of 1% of the value of the Fund's average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 1998, the Fund was charged $78,085 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1998, the Fund was charged $10,836 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

  (D) A 1% redemption fee is charged and retained by the Fund (including redemptions through the use of the Fund Exchange privilege) on shares being redeemed within six months of their issuance. During the period ended November 30, 1998, redemption fees retained by the Fund amounted to $28,809.

NOTE 4--SECURITIES TRANSACTIONS:

  (A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended November 30, 1998 amounted to $22,533,111 and $23,190,430, respectively.

DREYFUS EMERGING MARKETS FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

In addition, the following summarizes open forward currency exchange contracts at November 30, 1998:


                                                             Foreign

                                                            Currency                                              Unrealized

Forward Currency Exchange Contracts                          Amounts            Cost               Value        (Depreciation)
_________________________________                         ____________      _____________       ___________      ____________

Purchases:
_________
   Mexican Peso, expiring 12/1/98  . . . . . . . . . . .         259,405         $25,992             $25,966            $(26)

   South African Rand, expiring 12/1/98  . . . . . . . .         162,598          28,624              28,575             (49)

                                                                                                                         ____

       Total . . . . . . . . . . . . . . . . . . . . . .                                                                $(75)

                                                                                                                         ____

The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

  (B) At November 30, 1998, accumulated net unrealized depreciation on investments and forward currency exchange contracts was $16,413,549, consisting of $2,075,496 gross unrealized appreciation and $18,489,045 gross unrealized depreciation.

  At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS EMERGING MARKETS FUND

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                             327SA9811

Emerging Markets

Fund

Semi-Annual

Report

November 30, 1998